Note 13 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease, Expense	$ 404,000	$ 365,000
Lessee, Operating Lease, Discount Rate	18.00%
Operating Lease, Weighted Average Remaining Lease Term (Year)	5 years
Lessee, Operating Lease, Liability, to be Paid	$ 1,686,000